Equity-based Compensation (Tables)	12 Months Ended
Feb. 01, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Transactions Related to Stock Options

Transactions during fiscal year 2014 under the 2014 Stock Incentive Plan were as follows:

SERVICE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	—	$—
Granted	444,969	16.00
Exercised	—	—
Forfeited	—	—

Options outstanding at end of year	444,969	$16.00

Options exercisable at end of year	—	$—

Transactions during fiscal year 2014 under the 2010 Stock Incentive Plan were as follows:

	SERVICE BASED OPTIONS		PERFORMANCE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	1,303,236	$5.39	2,690,812	$4.54
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Options outstanding at end of year	1,303,236	5.39	2,690,812	4.54

Options exercisable at end of year	835,802	$4.89	2,690,812	$4.54